Schedule of element advisory agreement (Details) € / shares in Units, € in Thousands		6 Months Ended
	Feb. 20, 2026 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 $ / shares	Feb. 18, 2026 shares
IfrsStatementLineItems [Line Items]
Advisory fee prefunded warrants		€ 1,330
Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	690,000
Total element advisory agreements	€ 1,330
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares price per share | $ / shares			$ 0.0035
Class A ordinary shares [member] | Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	95,000			95,000
Shares price per share | € / shares	€ 3.34
Advisory fee prefunded warrants	€ 267
Prefunded Warrants [Member] | Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	190,000
Shares price per share | € / shares	€ 3.34
Advisory fee prefunded warrants	€ 535
Ordinary shares [member] | Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	405,000
Total element advisory agreements	€ 528